Share-Based Compensation - Summary of Movements in Shares (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares
Performance-Based RSU [member]
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance | shares	3,257,840	2,066,835
Potential Shares, Granted | shares	701,109	892,781
Potential Shares, Over performance | shares	633,670	552,728
Potential Shares, Vested | shares	(1,265,635)
Potential Shares, Forfeited | shares	(241,820)	(254,504)
Potential Shares, Ending balance | shares	3,085,164	3,257,840
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 8.56	€ 7.50
Weighted- Average Grant-Date Fair Value per Share, Granted | €	15.31	11.52
Weighted- Average Grant-Date Fair Value per Share, Over performance | €	7.28	7.63
Weighted- Average Grant-Date Fair Value per Share, Vested | €	7.09
Weighted- Average Grant-Date Fair Value per Share, Forfeited | €	8.40	8.29
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 10.45	€ 8.56
Restricted Stock Units [member]
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance | shares	944,500	479,500
Potential Shares, Granted | shares	595,687	703,180
Potential Shares, Vested | shares	(155,000)	(125,000)
Potential Shares, Forfeited | shares	(72,663)	(113,180)
Potential Shares, Ending balance | shares	1,312,524	944,500
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 7.76	€ 7.82
Weighted- Average Grant-Date Fair Value per Share, Granted | €	10.23	7.50
Weighted- Average Grant-Date Fair Value per Share, Vested | €	10.83	7.02
Weighted- Average Grant-Date Fair Value per Share, Forfeited | €	8.57	7.27
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 8.47	€ 7.76
Equity Awards Plans [member]
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance | shares	95,340	94,881
Potential Shares, Granted | shares	30,709	54,409
Potential Shares, Vested | shares	(68,136)	(53,950)
Potential Shares, Ending balance | shares	57,913	95,340
Weighted- Average Grant-Date Fair Value per Share, Beginning balance | €	€ 5.20	€ 5.01
Weighted- Average Grant-Date Fair Value per Share, Granted | €	10.27	6.09
Weighted- Average Grant-Date Fair Value per Share, Vested | €	4.85	5.76
Weighted- Average Grant-Date Fair Value per Share, Ending balance | €	€ 8.31	€ 5.20